Loss per Share (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loss per share [abstract]
Loss attributable to common equity holders	$ (3,473)	$ (2,473)
Weighted average number of shares for basic and diluted LPS	3,642,256	3,196,161